Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Equity-Income Portfolio
April 30, 2014
Prospectus

For Shares of Service Class 2 R of Equity-Income Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Service Class 2 R into shares of Service Class 2 of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Service Class 2 R.

Shares of Service Class 2 of the fund are not subject to a redemption fee.

VIPEI2R-14-01  December 1, 2014
1.918637.103

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Growth Portfolio
April 30, 2014
Prospectus

For Shares of Service Class 2 R of Growth Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Service Class 2 R into shares of Service Class 2 of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Service Class 2 R.

Shares of Service Class 2 of the fund are not subject to a redemption fee.

VIPGRWTR-14-01  December 1, 2014
1.918648.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R
High Income Portfolio
April 30, 2014
Prospectus

For Shares of Initial Class R, Service Class R, and Service Class 2 R of High Income Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Initial Class R, Service Class R, and Service Class 2 R into shares of Initial Class, Service Class, and Service Class 2, respectively, of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Initial Class R, Service Class R, and Service Class 2 R.

Shares of Initial Class, Service Class, and Service Class 2 of the fund are not subject to a redemption fee.

VHIR-14-01  December 1, 2014
1.805508.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R
Overseas Portfolio
April 30, 2014
Prospectus

For Shares of Initial Class R, Service Class R, and Service Class 2 R of Overseas Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Initial Class R, Service Class R, and Service Class 2 R into shares of Initial Class, Service Class, and Service Class 2, respectively, of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Initial Class R, Service Class R, and Service Class 2 R.

Shares of Initial Class, Service Class, and Service Class 2 of the fund are not subject to a redemption fee.

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class R

Service Class R

Service Class 2 R

Management fee	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.14%	0.14%	0.14%
Total annual operating expenses	0.82%	0.92%	1.07%

Initial Class R

Service Class R

Service Class 2 R

1 year	$ 84	$ 94	$ 109
3 years	$ 262	$ 293	$ 340
5 years	$ 455	$ 509	$ 590
10 years	$ 1,014	$ 1,131	$ 1,306
VOR-14-02  December 1, 2014
1.797974.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
Overseas Portfolio
April 30, 2014
Prospectus

The Board of Trustees of Overseas Portfolio approved the removal of Investor Class R's redemption fee on shares held less than 60 days, effective on or about April 30, 2015. Investor Class R will also be renamed Investor Class on the effective date.

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.90%
1 year	$ 92
3 years	$ 287
5 years	$ 498
10 years	$ 1,108
VIPOVRSR-INV-14-02  December 1, 2014
1.966447.102